Consolidated Statement of Comprehensive Loss of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net Loss	€ (93,335)	€ (211,841)	€ (32,487)
Items that may be reclassified subsequently to profit or loss, net of tax
Currency translation differences from foreign operations	3,514	(6,689)	(29)
Total comprehensive loss for the period	(89,821)	(218,530)	(32,516)
Attributable to:
Equity holders of the parent	(89,821)	(217,973)	(31,600)
Non-controlling interest	0	(557)	(916)
Total comprehensive loss for the period	€ (89,821)	€ (218,530)	€ (32,516)